Shareholder Report, Line Graph (Details) 193027_Angel Oak Total Return ETF_TF_TSR SemiAnnual {TF} - USD ($)			6 Months Ended
	Jan. 31, 2026	Oct. 06, 2025	Jul. 31, 2026
Angel Oak Total Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Angel Oak Total Return ETF NAV
Accumulated Value	$ 10,141	$ 10,000	$ 10,084
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,116	$ 10,000	$ 10,035